Revenue	12 Months Ended
Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
30.
Revenue

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Sale of power	47,673	58,990	70,530	858
Sale of services - management shared services	14	—	—	—
Engineering, procurement and construction service	434	295	22	0
Transmission line projects (refer Note 60)	-	-	7,557	92
Sale of services - operation and maintenance services	37	0	—	—
Sale of services - consultancy service	—	—	27	0
Others	29	64	87	1
Revenue from contracts with customers	48,187	59,349	78,223	952

The Group recognised impairment losses on receivables arising from contracts with customers, included under other expenses in the consolidated statement of profit or loss, amounting to INR 163 (March 31, 2022: INR 404, March 31, 2021: INR 386).

a)
The location for all of the revenue from contracts with customers is India.
b)
The timing for all of the revenue from contracts with customers is over time.
c)
The Group has certain power purchase agreements entered with customers which contains provision for claiming cost over-runs due to change in law clause, subject to approval by appropriate authority. During the year ended March 31, 2023, on receipt of approval of cost over-run of INR 641 (March 31, 2022: INR Nil, March 31, 2021: INR 1,472), the Group has included the same as part of transaction price. Pending approval of cost over-runs of INR 3,578 (March 31, 2022: INR 4,219, March 31, 2021: INR 1,266) till the reporting period end, the Group has not included these over-runs as part of transaction price applying guidance on constraining estimates of variable consideration. Out of cost over-runs approved, the Group during the year ended March 31, 2023 has recognised revenue of INR 321 (March 31, 2022: INR 61, March 31, 2021: INR 48).
d)
Transaction price - remaining performance obligations

The remaining performance obligation disclosure provides the aggregate amount of the transaction price yet to be recognised as at the end of the reporting period and an explanation as to when the Group expects to recognise these amounts in revenue. Applying the practical expedient as given in IFRS 15, the Group has not disclosed the remaining performance obligation related disclosures for contracts as the revenue recognised corresponds directly with the value to the customer of the entity’s performance completed to date, except to the extent stated in Note 60. The cost over-runs which are pending approval of customers has been excluded for this disclosure because it was not included in the transaction price. These cost over-runs were excluded from the transaction price in accordance with the guidance on constraining estimates of variable consideration.

e)
There are no other material differences between the contracted price and revenue from contracts with customers.
f)
Contract balances

	As at April 1,	As at March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Trade receivables (refer Note 9)	35,980	45,825	30,687	373
Contract assets (refer Note 60)	—	—	7,711	94
Contract liabilities*	1,425	—	—	—

*Reversed during the year ended March 31, 2022